Cash and cash equivalents - Summary of Restricted Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	$ 22	$ 56
Local Countries [Member]
Disclosure of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	2	30
UK Portfolio [member]
Disclosure of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	15	14
Other Restrictions [Member]
Disclosure of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	$ 5	$ 12